AFFILIATE AND RELATED PARTY TRANSACTIONS - Amounts Due From and Due to Related Parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Document Period End Date	Sep. 30, 2017
Affiliates
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 21,153	$ 22,182
Amounts due to affiliates	$ 29,002	$ 127,363
Cablevision Systems Corporation And Subsidiaries | Affiliates
Related Party Transaction [Line Items]
Amounts due from affiliates			$ 767
Amounts due to affiliates			$ 29,729